Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:

	December 31,	June 30,
Vessel (Borrower)	2025	2026
(a) “Pyxis Theta” (Seventhone)	$14,750	$13,850
(b) “Pyxis Karteria” (Tenthone)	11,600	11,000
(c) “Pyxis Lamda” (Eleventhone)	18,600	17,850
(d) “Konkar Ormi” (Dryone Corp.)	15,900	15,300
(e) “Konkar Asteri” (Drytwo Corp.)	12,400	11,800
(f) “Konkar Venture” (Drythree Corp.)	14,610	13,980
Total principal balance (gross)	$87,860	$83,780

	December 31,	June 30,
	2025	2026
Current portion	$8,160	$8,160
Less: Current portion of deferred financing costs	(193)	(203)
Current portion of long-term debt, net of deferred financing costs, current	$7,967	$7,957

Long-term portion	$79,700	$75,620
Less: Non-current portion of deferred financing costs	(421)	(395)
Long-term debt, net of current portion and deferred financing costs, non-current	$79,279	$75,225

Schedule of Annual Principal Payments

Amounts presented in Restricted cash, in the unaudited interim Consolidated Balance Sheets are related to minimum cash and the retention account requirements imposed by the Company’s debt agreements. The annual principal payments required to be made after June 30, 2026, giving effect to the debt refinancing discussed in Note 7, are as follows:

To June 30,	Amount
2027	$8,160
2028	8,160
2029	35,460
2030	13,500
2031 and thereafter	18,500
Total	$83,780